Financial Instruments With Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off-Balance-Sheet Risk [Abstract]
Financial Instruments With Off-Balance-Sheet Risk
(14)	Financial Instruments with Off-Balance-Sheet Risk

In the normal course of business to meet the financing needs of its customers, the Company is a party to financial instruments with off-balance sheet risk. These financial instruments include commitments to extend credit and standby letters of credit. Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, income-producing commercial properties, and real estate. Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of the contractual obligation by a customer to a third party. The majority of these guarantees extend until satisfactory completion of the customer's contractual obligation. Management does not anticipate any material losses will arise from additional funding of the aforementioned commitments or letters of credit.

These instruments involve, to varying degrees, elements of credit risk which have not been recognized in the consolidated balance sheets. The contract amount of these instruments reflects the extent of the Company's involvement or "credit risk." The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments. Contractual amounts (in thousands) at December 31, 2011 and 2010 were as follows.

	2011	2010
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$202,490	$269,579
Standby letters of credit	14,957	14,102

	$217,447	$283,681